July 19, 2011

Mr. Charles Lee

Attorney Advisor

U. S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.Washington, D. C.  20549

Re:

SECURE NetCheckIn Inc.

Fourth Amended Registration Statement on Form S-1

Filed July 8, 2011

File No. 333-173172

Dear Mr. Lee:

This letter is in response to your comment letter dated July 18, 2011, to Brandi L. DeFoor, President and CEO of SECURE NetCheckIn Inc. (the “Company”) regarding the Company’s Amendment No. 4 to S-1 filed July 8, 2011. The Registration Statement on Amendment No. 5 to Form S-1 (the “Registration Statement”) has been filed electronically on EDGAR, on the date of this letter, along with this letter.  These revisions incorporate the changes made in response to your comments which are itemized below.

Item 3. Summary Information, Risk Factors and Ratio of Earnings to Fixed Charges, page 5

1.

We have revised the disclosure throughout the filing to clarify that the Company does not know when it will generate revenue.  It cannot confirm whether or not, with its limited resources, it will make any sales or generate any revenue in the third quarter of 2011.

2.

We have revised the disclosure on page 30 under the heading “Liquidity and Capital Resources” to read that the Company cannot predict when it will generate any revenue.

Item 4. Use of Proceeds, page 14

3.

We have revised the disclosures under a.(i) under the heading “Research and Development” on page 15 to clearly state what the development costs will be.  The cost for web development was corrected to $1,500 so that the total under the minimum offering for “Research and Development” is $8,250.

Item 6. Dilution, page 18

4.

We have revised the first paragraph to state that the dilution information presented is as of the most recent balance sheet dated April 30, 2011.

Beneficial Ownership, page 22

5.

We have revised the disclosure regarding the percentage of shares which will be owned by Ms. DeFoor if the mid-range number of shares offered is sold.

SECURE NetCheckIn Inc.

July 18, 2011

We trust that the Company’s responses and revisions address the comments raised in your letter to the Company dated July 18, 2011.  However, the Company will provide further information and make further revisions at your direction.

Very truly yours,

/s/ Sheila L. Seck

Sheila L. Seck

sseck@seckassociates.com

Direct 913.515.9296

Cc:

Brandi DeFoor, via email

SECURE NetCheckIn Inc.

SECURE NetCheckIn Inc.

July 18, 2011